Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales	€ 24	€ 35	€ 33
Royalties and other income	270	116	100
Accounts receivable and other receivables	151	89	85
Purchases and other expenses (including research expenses)	1,334	1,143	777
Accounts payable and other payables	€ 342	€ 544	€ 217